Accounts Payable and Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities
7.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	September 30, 2020	December 31, 2019
Accounts payable	$946,153	$923,808
Accrued expenses	569,471	417,302
Others	26,658	34,474
	$1,542,282	$1,375,584

Accounts payable as at September 30, 2020 includes $744,191 (December 31, 2019 - $744,191) payable to outside contractor in relation to facility construction. Accrued expenses as at September 30, 2020 include bonus payable of $131,606 (December 31, 2019 - $135,163) and legal fees amounting to $95,669 (December 31, 2019 - $77,764).

7.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31, 2019	December 31, 2018
Accounts payable	$923,808	$181,262
Accrued expenses	$417,302	$70,493
Others	$34,474	$12,436
	$1,375,584	$264,191

Accounts payable includes $744,191 (December 31, 2018 - $nil) payable to outside contractor in relation to facility construction. Accrued expenses include bonus payable of $135,163 and legal fees amounting to $77,764.